Operating leases right-of-use assets	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating leases right-of-use assets
13. Operating leases right-of-use assets:

The Company has entered into various non-cancellable operating lease agreements primarily for its manufacturing facilities and offices. The Company's leases have lease terms expiring between 2021 and 2033. Many leases include one or more options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. The average remaining lease term is approximately five years and the present value of the outstanding operating lease liability was determined applying a weighted average discount rate of 3.0% based on incremental borrowing rates applicable in each location.
The components of lease cost are as follows:

	Years ended December 31,
	2021	2020
Operating lease cost:
Amortization of right-of-use assets	$3,620	$3,874
Interest	891	813
Total lease cost	$4,511	$4,687

The maturities of lease liabilities as of December 31, 2021 are as follows:

2022	$4,190
2023	3,499
2024	3,088
2025	2,549
2026	2,048
Thereafter	17,449
Total undiscounted cash flows	32,823
Less: imputed interest	(4,271)
Present value of operating lease liabilities	28,552
Less: current portion	(4,190)
Long term operating lease liabilities	$24,362